Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2020
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2020 and March 31, 2020.

	At September 30, 2020
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥858,215,990	¥3,356,301	¥2,847,236	¥49,746,592	¥627,647	¥376,602
Futures	27,151,116	25,072	25,135	2,750,280	181	—
Listed Options	149,812,643	30,028	6,781	—	—	—
Forwards	141,215,426	1,169	27	—	—	—
Swaps	447,738,012	3,103,317	2,667,408	46,849,278	602,887	376,602
OTC Options	92,298,793	196,715	147,885	147,034	24,579	—
Currency derivatives	147,201,745	1,139,631	1,212,923	13,240,781	248,780	51,408
Futures	1,956	78	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	77,408,138	469,893	500,106	1,971,057	24,189	13,878
Swaps	62,865,742	577,438	629,322	11,269,724	224,591	37,530
OTC Options	6,925,909	92,222	83,495	—	—	—
Equity derivatives	3,013,133	54,476	84,260	19,755	—	914
Futures	1,306,700	10,880	7,198	—	—	—
Listed Options	915,623	26,502	49,281	—	—	—
Forwards	5,813	169	70	—	—	—
Swaps	117,264	590	8,791	19,755	—	914
OTC Options	667,733	16,335	18,920	—	—	—
Commodity derivatives	225,659	11,468	9,617	—	—	—
Futures	124,095	2,193	2,378	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	98,277	9,187	6,742	—	—	—
OTC Options	3,287	88	497	—	—	—
Credit derivatives	2,636,996	19,882	21,761	—	—	—

Total derivative financial instruments	¥1,011,293,523	¥4,581,758	¥4,175,797	¥63,007,128	¥876,427	¥428,924

	At March 31, 2020
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥893,588,637	¥3,446,719	¥2,982,015	¥53,625,724	¥664,807	¥500,374
Futures	38,049,894	51,843	50,545	1,577,745	438	124
Listed Options	165,280,570	48,277	11,465	—	—	—
Forwards	124,681,480	616	—	—	—	—
Swaps	465,412,015	3,123,501	2,729,662	51,896,189	638,744	500,250
OTC Options	100,164,678	222,482	190,343	151,790	25,625	—
Currency derivatives	141,416,221	1,858,803	1,783,476	12,204,471	184,981	110,985
Futures	4,500	—	7	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	78,698,264	862,105	843,072	1,983,357	20,587	26,515
Swaps	54,931,441	869,766	823,957	10,221,114	164,394	84,470
OTC Options	7,782,016	126,932	116,440	—	—	—
Equity derivatives	3,049,786	82,305	143,084	41,556	8,861	—
Futures	1,158,638	14,348	20,418	—	—	—
Listed Options	1,101,352	31,352	69,630	—	—	—
Forwards	2,615	449	—	—	—	—
Swaps	119,965	3,111	21,499	41,556	8,861	—
OTC Options	667,216	33,045	31,537	—	—	—
Commodity derivatives	169,734	16,823	14,715	—	—	—
Futures	7,134	181	389	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	158,139	16,496	13,647	—	—	—
OTC Options	4,461	146	679	—	—	—
Credit derivatives	2,285,271	16,502	20,552	—	—	—

Total derivative financial instruments	¥1,040,509,649	¥5,421,152	¥4,943,842	¥65,871,751	¥858,649	¥611,359

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue and borrowings, certain equity instruments elected to be measured at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments	The table below represents the amounts related to items designated as hedging instruments at September 30, 2020 and March 31, 2020.

	At September 30, 2020			At March 31, 2020
	Notional Amounts	Carrying amounts		Notional Amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Interest rate risk
Interest rate swaps	¥5,862,794	¥371,887	¥764	¥5,723,327	¥366,092	¥—
Stock price risk
Equity swaps	19,755	—	914	41,556	8,861	—

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2020 and March 31, 2020.

	At September 30, 2020			At March 31, 2020
	Nominal Amounts	Carrying amounts		Nominal Amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Foreign exchange forward contracts	¥1,948,157	¥23,119	¥13,878	¥1,943,931	¥19,864	¥26,515
Foreign currency denominated financial liabilities	78,762	—	78,762	180,178	—	180,178